                              SEI TAX EXEMPT TRUST
                        PENNSYLVANIA MUNICIPAL BOND FUND

                       SUPPLEMENT DATED DECEMBER 18, 2003
            TO THE CLASS A SHARES PROSPECTUS DATED DECEMBER 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR PENNSYLVANIA MUNICIPAL BOND FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Pennsylvania Municipal Bond Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. under the sub-section entitled "Pennsylvania Municipal Bond Fund" is hereby deleted. In addition, the paragraph relating to Standish Mellon Asset Management Company LLC under the section entitled "Sub-Advisers and Portfolio Managers" is replaced with the following paragraph:

Standish Mellon Asset Management Company LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to the Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

Steven W. Harvey, Senior Portfolio Manager at Standish, manages the Intermediate-Term Municipal, Massachusetts Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. He has over 21 years of investment experience, the last three with Standish. Prior to joining Standish in 2000, Mr. Harvey was a director of fixed income at Appleton Partners. Mr. Harvey leads a team of investment professionals in managing each of the Funds.

                          -----------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              SEI TAX EXEMPT TRUST
                        PENNSYLVANIA MUNICIPAL BOND FUND

                       SUPPLEMENT DATED DECEMBER 18, 2003
            TO THE CLASS B SHARES PROSPECTUS DATED DECEMBER 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS B SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR PENNSYLVANIA MUNICIPAL BOND FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Pennsylvania Municipal Bond Fund. In the section entitled "Sub-Adviser and Portfolio Manager," the paragraph relating to Deutsche Asset Management, Inc. is hereby deleted and replaced with the following paragraph:

Standish Mellon Asset Management Company LLC (Standish), located at One Boston Place, Boston, MA 02108, serves as the Sub-Adviser to Fund. Steven W. Harvey, Senior Portfolio Manager at Standish, manages the Pennsylvania Municipal Bond Fund. He has over 21 years of investment experience, the last three with Standish. Prior to joining Standish in 2000, Mr. Harvey was a director of fixed income at Appleton Partners. Mr. Harvey leads a team of investment professionals in managing the Fund.

                          -----------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             SEI TAX EXEMPT TRUST
                        PENNSYLVANIA MUNICIPAL BOND FUND

                       SUPPLEMENT DATED DECEMBER 18, 2003
  TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED DECEMBER 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Pennsylvania Municipal Bond Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Deutsche Asset Management, Inc. is hereby deleted.

In addition, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Standish Mellon Asset Management Company LLC is deleted and replaced with the following:

Standish Mellon Asset Management Company LLC ("Standish") serves as investment sub-adviser to the Massachusetts Municipal Bond, New York Municipal Bond, Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds. Standish is wholly owned by Standish Mellon Asset Management Holdings, LLC, which in turn is owned by the Mellon Financial Corporation.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE